Property and Equipment	12 Months Ended
Dec. 31, 2020
Disclosure of property, plant and equipment [text block] [Abstract]
Property and equipment

7. Property and Equipment

	Production equipment	Office furniture and EDP	Total
At cost
As of January 1, 2019	289,888	233,706	523,594
Additions	63,600	—	63,600
Disposals	—	—	—
As of December 31, 2019	353,488	233,706	587,194
Additions	—	—	—
Disposals	—	—	—
As of December 31, 2020	353,488	233,706	587,194

Accumulated depreciation
As of January 1, 2019	(270,408)	(219,291)	(489,699)
Charge for the year	(20,083)	(10,740)	(30,823)
Disposals	—	—	—
As of December 31, 2019	(290,491)	(230,031)	(520,522)
Charge for the year	(16,481)	(3,555)	(20,036)
Disposals	—	—	—
As of December 31, 2020	(306,972)	(233,586)	(540,558)

Net book value
As of December 31, 2019	62,997	3,675	66,672
As of December 31, 2020	46,516	120	46,636

As of December 31, 2020, and 2019 no items of property and equipment were pledged.